                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [X] ; Amendment Number 1

This Amendment (Check only one) :

[ ] is a restatement

[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
PACIFIC SELECT FUND

Address:
700 NEWPORT CENTER DRIVE
NEWPORT BEACH, CALIFORNIA 92660

Form 13F File Number: 28-13980

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ROBIN S. YONIS
Title: VICE PRESIDENT AND GENERAL COUNSEL
Phone: 949-219-6767
Signature, Place, and Date of Signing:


/s/ ROBIN S. YONIS   NEWPORT BEACH, CALIFORNIA   09/17/2010

Note: Prior 13F notice filing of 8/5/10 was filed under the incorrect CIK (0000813900) and 13F File Number (28-13980). This amendment is made as notification that all filings going forward will be made under CIK 0001499091 and 13F File Number 028-14003 and reporting as Pacific Life Fund Advisors LLC.

Report Type (Check one only) :

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number; Name

28-10562;  ALLIANCEBERNSTEIN, L.P.
28-04895;  ANALYTIC INVESTORS LLC
28-0377;  BATTERYMARCH FINANCIAL MANAGEMENT, INC.
28-10210;  BLACKROCK CAPITAL MANAGEMENT, INC.
28-12016;  BLACKROCK INVESTMENT MANAGEMENT, LLC
28-00096;  CAPITAL GUARDIAN TRUST COMPANY
28-00157;  CAPITAL RESEARCH AND MANAGEMENT COMPANY
28-11611;  CLEARBRIDGE ADVISORS, LLC
28-10477;  COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC
28-1186;  DIMENSIONAL FUND ADVISORS LP
28-04139;  EATON VANCE MANAGEMENT
28-5930;  FRANKLIN ADVISORY SERVICES, LLC
28-00869;  FRED ALGER MANAGEMENT, INC.
28-10981;  GOLDMAN SACHS ASSET MANAGEMENT L.P.
28-00255;  INVESCO ADVISERS, INC.
28-694;  J.P. MORGAN INVESTMENT MANAGEMENT INC.
28-1343;  JANUS CAPITAL MANAGEMENT LLC
28-74;  JENNISON ASSOCIATES LLC
28-10469;  LAZARD ASSET MANAGEMENT LLC
28-13177;  MFS INVESTMENT MANAGEMENT K.K.
28-11866;  MORGAN STANLEY ASSET MANAGEMENT INC.
28-10770;  NFJ INVESTMENT GROUP LLC
28-203;  OPPENHEIMERFUNDS, INC.
28-10952;  PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
28-11338;  SSGA FUNDS MANAGEMENT, INC.
28-115;  T. ROWE PRICE ASSOCIATES, INC.
28-2682;  UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
28-10245;  WESTERN ASSET MANAGEMENT COMPANY